Submission	Apr. 01, 2026
Submission [Line Items]
Central Index Key	0002065661
Registrant Name	Plutonian Acquisition Corp II
Registration File Number	333-293531
Form Type	S-1/A
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A